Supplement to Premier Accumulation Life[registered trademark symbol] Prospectus
                        Supplement dated April 30, 2013 to
                 Prospectus dated May 1, 2007 as supplemented


Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfolio has been renamed the Pioneer Select Mid Cap Growth VCT Portfolio and its investment objective has been changed as described below.

PORTFOLIO NAME		        INVESTMENT OBJECTIVE	   INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
-------------------------------------------------------------------------------
Pioneer Select Mid Cap 		The Portfolio seeks  `	   Pioneer Investment
Growth VCT Portfolio - 		long-term capital growth.  Management, Inc.
Class I Shares

Effective April 29, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) has made the following name changes:

Old Fund Name				New Fund Name(Effective April 29, 2013)
-------------------------------------------------------------------------------
Invesco Van Kampen V.I. 		Invesco V.I. American Franchise Fund
American Franchise Fund
Invesco Van Kampen V.I. Mid 		Invesco V.I. Mid Cap Growth Fund
Cap Growth Fund

Supplement to Premier Accumulation Life[registered trademark symbol] Prospectus
                      Supplement dated April 30, 2013 to
                  Prospectus dated May 1, 2007 as supplemented

The disclosure set forth below replaces the information under the section titled Inquiries found on page 2 of the prospectus.

INQUIRIES
If you need more information, please contact us at the following:


For general correspondence, please contact our Administrative Office at:
Symetra Life Insurance Company
PO Box 7902
London, KY 40742-9899
1-800-796-3872

Please forward premium payments to:
PO Box 34815
Seattle, WA 98124

We will not deem correspondence, including transactional inquiries, and premium payments, sent to any other address as received by us until they are picked up at the addresses listed above and delivered to our processing office.

For overnight mail, please contact us at our Home Office:
777 108th Ave. NE, Suite 1200
Bellevue, WA 98004

On the internet, please go to:
http:\\www.symetra.com

Supplement to Premier Accumulation Life[registered trademark symbol] Prospectus
                     Supplement dated April 30, 2013 to
               Prospectus dated May 1, 2007 as supplemented

  The disclosure set forth below replaces the information under the heading
   "Fund Expenses" found in the prospectus and any other prior supplements.
================================================================================
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                (as a percentage of average net assets)
================================================================================


The Annual Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2012. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.


------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
American Century 	           0.90%	-		0.01%	     0.91%	  -		0.91%
VP Balanced Fund
American Century VP Inflation 	   0.47%	0.25%	   	0.01%	     0.73%	  -		0.73%
Protection Class II Fund
American Century VP 	           1.41%	-		0.01%	     1.42%	  -		1.42%
International Fund
American Century VP Large 	   0.80%	0.25%		0.01%	     1.06%	  -		1.06%
Company Value Class II Fund
American Century VP Ultra	   0.90%	0.25%		0.01%	     1.16%	  -		1.16%
[registered trademark symbol]
 Class II Fund
American Century VP Ultra	   1.00%	-		0.01%	     1.01%	  -		1.01%
[registered  trademark symbol]
 Fund (1)
American Century VP 	           0.97%	-		0.01%	     0.98%	  -		0.98%
Value Fund
-------------------------------------------------------------------------------------------------------------------------
Dreyfus IP - Mid Cap Stock  	   0.75%	-		0.10%	     0.85%	  -		0.85%
Portfolio - Initial Shares(2)
Dreyfus IP - Technology Growth     0.75%	-		0.08%	     0.83%	  -		0.83%
Portfolio - Initial Shares
Dreyfus Stock Index Fund, Inc. 	   0.25%	0.25%	  	0.03%	     0.53%	  -		0.53%
-Service Shares
Dreyfus VIF - Appreciation 	   0.75%	-		0.06%	     0.81%	  -		0.81%
Portfolio - Initial Shares(2)
Dreyfus VIF - Quality Bond 	   0.65%	-		0.19%	     0.84%	  -		0.84%
Portfolio - Initial Shares(3)
The Dreyfus Socially Responsible   0.75%	-		0.10%	     0.85%	  -		0.85%
Growth Fund, Inc. - Initial Shares

-------------------------------------------------------------------------------------------------------------------------

DWS Global Income Builder  	   0.37%	-		0.23%	     0.60%	  -		0.60%
VIP-Class A Shares(4)
DWS International VIP-Class A 	   0.79%	-		0.19%	     1.98%	  -		0.98%(5)
Shares(4)
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond         0.60%	-		0.42%	     1.02%	 0.20% (5)	0.82%
Fund II - Primary Shares(2)
Federated Managed Volatility       0.75%	-		0.68%	     1.43%	 0.40% (6)	1.03%
Fund II(3)
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager         0.51% 	-		0.12%	     0.63%	   -		0.63%
Portfolio - Initial Class(3)
Fidelity VIP Asset Manager Growth  0.56% 	-		0.17%	     0.73%	   -		0.73%(9)
Portfolio - Initial Class(8)
Fidelity VIP Balanced Portfolio -  0.41%	-		0.14%	     0.55%	   -		0.55%(9)
Initial Class(8)

Fidelity VIP Contrafund 	   0.56%	-		0.08%	     0.64%	   -		0.64%
[registered trademark symbol]
Portfolio -Initial Class
Fidelity VIP Equity-Income 	   0.46%	-		0.10%	     0.56%	   -		0.56%(9)
Portfolio -Initial Class
Fidelity VIP Growth & Income  	   0.46%	-		0.13%	     0.59%	   -		0.59%
Portfolio - Initial Class
Fidelity VIP Growth Opportunities  0.56%	-		0.13%	     0.69%	   -		0.69%
Portfolio - Initial Class(4)
Fidelity VIP Growth Portfolio -    0.56%	-		0.10%	     0.66%	   -		0.66%
Initial Class(2)
Fidelity VIP High Income 	   0.56%	-		0.12%	     0.68%	   -		0.68%
Portfolio - Initial Class(8)
Fidelity VIP Index 500 Portfolio   0.045%	-		0.055%	     0.10%	   -		0.10%
-Initial Class(8)
Fidelity VIP Investment Grade      0.31%	-		0.11%	     0.42%	   -		0.42%
Bond Portfolio - Initial Class(8)
Fidelity VIP Mid-Cap Portfolio 	   0.56%	0.25%		0.09%	     0.90%	   -		0.90%
Service Class 2
Fidelity VIP Money Market  	   0.17%	-	    	0.09%	     0.26%	   -		0.26%
Portfolio -Initial Class
Fidelity VIP Overseas Portfolio -  0.71%	-		0.14%	     0.85%	   -		0.85%
Initial Class(8)
-------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth   	   0.65%	0.25%		0.29%	     1.19%	  0.26%(10)	0.93%
Securities Fund - Class 2
Franklin Income Securities Fund    0.45%(11)	0.25%		0.02%	     0.72%	   -		0.72%
- Class  2
Franklin Small Cap Value           0.51%	0.25%		0.16%	     0.92%	   -	       	0.92%
Securities Fund - Class 2

Franklin Small-Mid Cap Growth 	   0.51%	0.25%		0.29%	     1.05%	   -		1.05%
Securities Fund - Class  2

Franklin U.S. Government Fund  	   0.47%(11)    0.25%		0.03%	     0.75%	   -		0.75%
- Class 2
-------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Fund 	   0.60%	0.25%		0.11%	     0.96%	   -		0.96%
- Class 2
Templeton Developing Markets  	   1.10%	0.25%		0.25%	     1.60%	   -		1.60%
Securities Fund - Class 2
Templeton Global Bond Securities   0.46%(11)	0.25%		0.09%	     0.80%	   -		0.80%
Fund - Class 2
Templeton Growth Securities Fund   0.74%(11)	0.25%		0.04%	     1.03%	   -		1.03%
- Class 2
-------------------------------------------------------------------------------------------------------------------------
ING Global Resources Portfolio     0.64%	0.25%		0.01%	     0.90%	   -		0.90%
Class S(3)
ING JPMorgan Emerging Markets      1.25%	-		0.01%	     1.26%	   -		1.26%
Equity Portfolio - Class I(8)
-------------------------------------------------------------------------------------------------------------------------
Invesco V.I.American    	   0.68%	-		0.30%	     0.98%	   0.08%	0.90%(13)
Franchise Fund (Series I Shares)
(2)(12)
Invesco V.I.American    	   0.68%	0.25%		0.30%	     1.23%	   0.08%	1.15%(14)
Franchise Fund (Series II Shares)
(12)
Invesco V.I. Mid Cap     	   0.75%	-		0.37%	     1.12%	   0.03%	1.09%(17)
Growth Fund (Series I Shares)
(15)(16)
Invesco V.I. Mid Cap    	   0.75%	0.25%		0.37%	     1.37%	   0.03% 	1.34%(18)
Growth Fund (Series II Shares)(15)
Invesco V.I. Global Health Care    0.75%	-		0.38%	     1.13%	   -		1.13%(19)
Fund (Series I Shares)(3)
Invesco V.I. Global Real Estate    0.75%	-		0.39%	     1.14%	   -		1.14%(19)
Fund (Series I Shares)(2)

Invesco V.I. International         0.71%	-		0.30%	     1.01%	   -		1.01%
Growth Fund (Series I Shares)(16)

Invesco V.I. International         0.71%	0.25%		0.30%	     1.26%	   -		1.26%
Growth Fund (Series II Shares)
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust           0.60%	-		0.60%	     1.20%	  0.17%(20)	1.03%
International Equity Portfolio -
Class 1 Shares(2)
JPMorgan Insurance Trust Mid       0.65%	-		0.15%	     0.80%(21)	   -		0.80%
Cap Value Portfolio - Class 1
Shares
JPMorgan Insurance Trust U.S.      0.55%	-		0.26%	     0.81%	  0.01%(22)	0.80%
Equity Portfolio - Class 1
Shares(4)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio -    0.425%	0.25%		0.75%(23)    1.425% 	   0.09%(26)	1.335%(27)
Advisor Class Shares							    (24)(25)
PIMCO VIT CommodityRealReturn      0.74%	0.15%		0.25%(28)   1.14%(29)	   0.14%(30)	1.000%(31)
[registered trademark symbol]
Strategy Portfolio -
Administrative Class Shares
-------------------------------------------------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio -       0.50%	-		0.57%	     1.07%	   0.45%(32)	0.62%
Class I Shares(3)
Pioneer Emerging Markets VCT       1.15%	0.25%		0.31%	     1.71%	    -	        1.71%
Portfolio - Class II Shares
Pioneer Equity Income VCT 	   0.65%	0.25%		0.10%	     1.00%	    -		1.00%
Portfolio - Class II Shares
Pioneer Fund VCT Portfolio - 	   0.65%	-		0.09%	     0.74%	    -		0.74%
Class I Shares(3)
Pioneer Select Mid Cap Growth      0.74%	-		0.13%	     0.87%	   0.02%(34)	0.85%
VCT Portfolio - Class I
Shares(3)(33)
Pioneer High Yield VCT Portfolio   0.65%	0.25%		0.22%	     1.12%	    -		1.12%
- Class II Shares
Pioneer Mid Cap Value VCT  	   0.65%	-		0.07%	     0.72%	    -		0.72%
Portfolio - Class I Shares(3)
Pioneer Real Estate Shares VCT 	   0.80%	0.25%		0.21%	     1.26%	    -		1.26%
Portfolio - Class II Shares
Pioneer Strategic Income VCT       0.65%	0.25%		0.63%	     1.53%	    -		1.53%
Portfolio - Class II Shares
-------------------------------------------------------------------------------------------------------------------------
Wanger USA(8)			   0.86%	-		0.10%	     0.96%	    -	0.96%
-------------------------------------------------------------------------------------------------------------------------
The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.
1 	This Portfolio is only available if you have been continuously invested in it since March 15, 2007.

2 	This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

3 	This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

4  	This Portfolio is only available if you have been continuously invested in it since April 30, 2003.

5 	Through April 30, 2014,  The Advisor has contractually agreed to waive all or a portion of its
	mamagement fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary
	to maintain the portfolio's total annual operating expenses at a ratio no higher than 1.03%, excluding
	certain expenses such as extraordinary expenses, taxes, brokerage and interest.  The agreement may
	only be terminated with the consent of the fund's Board.

6  	The Advisor and its affiliates have voluntarily  agreed to waive their fees and/or reimburse expenses
	so that the total  annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any)
	paid by the Fund's PS class (after the voluntary waivers and/or reimbursements) will not exceed
	0.82% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) May 1, 2014;
	or (b) the date the Fund's next effective prospectus.  While the Adviser and its affiliates currently
	do not anticipate terminating or increasing these arrangements prior to the Termination Date, these
	arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the
	agreements of the Fund's Board of Trustees.

7  	The Advisor and its affiliates have voluntarily  agreed to waive their fees and/or reimburse expenses
	so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any)
	paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.83% (the
	"Fee Limit") up to but not including the later of (the "Termination Date"): (a) May 1, 2014; or
	(b) the date the Fund's next effective prospectus.  While the Adviser and its affiliates currently
	do not anticipate terminating or increasing these arrangements prior to the Termination Date, these
	arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with
	the agreements of the Fund's Board of Trustees.

8 	This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

9  	Differs from ratios of expenses to average net assets in the Financial Highlights section of  the
	Fidelity Variable Insurance Products prospectus because of acquired fund fees and expenses.

10  	The investment manager and administrator have contractually agreed to waive or limit their respective
	fees and to assume as their own expense certain expenses otherwise payable by the fund so that
	common annual fund operating expenses (i.e., a combination of investment management fees, fund
	administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and
	expenses) do not exceed 0.68% (other than certain non-routine expenses or costs, including those
	relating to litigation, indeminification, re organizations, and liquidations) until April 30, 2014.
	This waiver is separate from the waiver  related to the Sweep Money Fund.

11  	The Fund administration fee is paid indirectly through the management fee.

12  	Invesco V.I Growth Fund and Invesco V.I. Aggressive Growth Fund were reorganized into Invesco V.I.
	Capital Appreciation Fund effective May 1, 2006.  Effective April 30, 2012,  Invesco V.I. Capital
	Appreciation Fund was reorganized into Invesco Van Kampen V.I. Capital Growth Fund.  Invesco Van Kampen
	V.I. Capital Growth Fund was renamed Invesco Van Kampen V.I. American Franchise Fund.  Effective April 29,
	2013, Invesco Van Kampen V.I. American Franchise Fund was renamed Invesco V.I. American Franchise Fund.

13  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or
	reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating
	Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of
	Series I shares to 0.90% of average daily nets assets.  In determining the Adviser's obligation to waive
	advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could
	cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed
	the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales;
	(iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has
	incurred but did not actually pay because of an expense offset arrangement.  Unless the Board of
	Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement,
	it will terminate on June 30, 2014.

14  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or
	reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating
	Expenses (subject to the same exclusions discussed above in Note 13) of Series II shares to 1.15% of
	average daily nets assets.  Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to
	amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

15  	Effective April 29, 2013, Invesco Van Kampen V.I. Mid Cap Growth Fund was renamed Invesco V.I. Mid
	Cap Growth Fund.

16 	This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

17  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or
	reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses
	(subject to the same exclusions discussed above in Note 13) of Series I shares to 1.09% of average daily
	net assets.  Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue
	the fee waiver agreement, it will terminate on June 30, 2014.

18  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or
	reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating
	Expenses (subject to the same exclusions discussed above in Note 13) of Series II shares to 1.34% of
	average daily net assets.  Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to
	amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

19 	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or
	reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating
	Expenses (subject to the same exclusions discussed above in Note 13) of Series I shares to 2.00% of
	average daily net assets.  Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to
	amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

20  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive
	fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares
	(excluding acquired fund fees and expenses, dividend expenses related to short sales, interest,
	taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses
	related to the Board of Trustees' deferred compensation plan) exceed 1.03% of its average daily net
	assets.  This contract cannot be terminated prior to 5/1/14, at which time, the Service Providers
	will determine whether or not to renew or revise it.

21  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive
	fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares
	(excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes,
	expenses related to litigation and potential litigation, extraordinary expenses and expenses related
	to the Board of Trustees' deferred compensation plan) exceed 0.90% of its average daily net assets.
	This contract cannot be terminated prior to 5/1/14, at which time, the Service Providers will
	determine whether or not to renew or revise it.

22 	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive
	fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares
	(excluding acquired fund fees and expenses, dividend expenses related to short sales, interest,
	taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses
	related to the Board of Trustees' deferred compensation plan) exceed 0.80% of its average daily net
	assets.  This contract cannot be terminated prior to 5/1/14, at which time, the Service Providers will
	determine whether or not to renew or revise it.

23  	Acquired Fund Fees and Expenses include interest expense of 0.02%. Interest expense is based on the
	amount incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into
	certain investments, such as reverse repurchase agreements. Interest expense is required to be treated
	as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO.  The
	amount of interest expense (if any) will vary based on the Underlying PIMCO Fund's use of such
	investments as an investment strategy.

24  	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is
	1.305%, 1.405%, 1.155% and 1.605% for the Administrative Class, Advisor Class, Institutional Class
	and Class M shares, respectively.

25  	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of
	the Portfolio as set forth in the Financial Highlights table of the PIMCO Funds prospectus, because
	the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and
	does not include Acquired Fund Fees and Expenses.

26   	PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that
	the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative
	fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these
	waivers in future periods, not exceeding three years, provided total expenses, including such
	recoupment, do not exceed the annual expense limit.  The fee reduction is implemented based on a
	calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and
	administrative fees that is different from the calculation of Acquired Fund Fees and Expenses
	listed in the table above.

27  	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding
	interest expense of the Underlying PIMCO Funds is 1.215%, 1.315%, 1.065% and 1.515% for the
	Administrative Class, Advisor Class, Institutional Class and Class M shares, respectively.

28 	 "Other Expenses" reflect interest expense and is based on the amount incurred during the Portfolio's
	most recent fiscal year as a result of entering into certain investments, such as reverse repurchase
	agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes
	and is not payable to PIMCO.  The amount of interest expense (if any) will vary based on the
	Portfolio's use of such investments as an investment strategy.

29  	Total Annual Portfolio Operating Expenses excluding interest expense is 1.03%, 1.13%, and 0.88%
	for the Administrative Class, Advisor Class, and Institutional Class shares, respectively.

30  	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and
	administrative fee in an amount equal to the management fee and administrative services fee,
	respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO.
	The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual
	rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO
	and will remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.

31  	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding
	interest expense is 0.89%, 0.99%, and 0.74% for the Administrative Class, Advisor Class, and
	Institutional Class shares, respectively.

32  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to
	the extent required to reduce expenses to 0.62% of the average daily net assets attributable to Class
	I shares. This expense limitation is in effect through May 1, 2014. There can be no assurance that the
	adviser will extend the expense limitation beyond such time. While in effect, the arrangement may be
	terminated only by agreement of the adviser and the Board of Trustees.

33  	Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfiolio has been renamed the Pioneer
	Select Mid Cap Growth VCT Portfolio.

34  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses
	to the extent required to reduce expenses to 0.85% of the average daily net assets attributable
	to Class I shares. This expense limitation is in effect through May 1, 2014. There can be no
	assurance that the adviser will extend the expense limitation beyond such time. While in effect,
	the arrangement may be terminated only by agreement of the adviser and the Board of Trustees.





Section 9 - Hypothetical Illustrations

Changes to the portfolio expenses affect the results of Section 9 - Hypothetical Illustrations in your prospectus.  We have chosen not to update Section 9 - Hypothetical Illustrations here.

